Derivative financial instruments, Breakdown of maturities of notional and fair value amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Loss on cash flow hedges	$ 67,519	$ 70,953	$ 72,774
Cap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	672,997	756,339
Fair value	$ 11,571	$ 8,230
Cap [Member] | Up to 1 Year [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	42,846	42,324
Fair value	$ 493	$ 347
Cap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	45,603	45,422
Fair value	$ 2,172	$ 978
Cap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	48,774	48,215
Fair value	$ 562	$ 396
Cap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	535,774	620,378
Fair value	$ 8,344	$ 6,509
Swap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	2,305,641	2,231,611
Fair value	$ (279,152)	$ (329,731)
Swap [Member] | Up to 1 Year [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	93,440	139,939
Fair value	$ (11,848)	$ (13,224)
Swap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	119,568	94,285
Fair value	$ (13,231)	$ (14,378)
Swap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	234,572	103,536
Fair value	$ (15,151)	$ (15,923)
Swap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	1,858,061	1,893,850
Fair value	$ (238,922)	$ (286,206)
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Maturity date	2030
Interest Rate Derivatives [Member] | Euros [Member] | Bottom of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	81.00%
Average guaranteed interest rates	0.60%
Interest Rate Derivatives [Member] | Euros [Member] | Top of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	100.00%
Average guaranteed interest rates	4.87%
Interest Rate Derivatives [Member] | U.S. Dollars [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Maturity date	2034
Interest Rate Derivatives [Member] | U.S. Dollars [Member] | Bottom of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	70.00%
Average guaranteed interest rates	2.32%
Interest Rate Derivatives [Member] | U.S. Dollars [Member] | Top of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	100.00%
Average guaranteed interest rates	5.27%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Loss on cash flow hedges	$ (67,519)	(70,953)	(72,774)
Gain (loss) on net amount of time value component	(560)	(860)	$ 1,694
After-tax result accumulated in equity	$ 95,011	$ 80,968